STOCK HOLDERS EQUITY (Details Narrative) - $ / shares	Apr. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
STOCKHOLDERS EQUITY
Common stock, shares issued		173,718,152	171,218,152
Sale of common stock	2,500,000
Sale of Stock, Price Per Share	$ 0.06
Common stock, shares outstanding		173,718,152	171,218,152